Trade Notes and Accounts Receivable, Net - Summary of Trade Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Financial Assets [Line Items]
Trade notes and accounts receivable	$ 27,396	$ 873	$ 26,026	$ 24,842
Less: Loss allowance	1,187		1,143
Gross carrying amount [Member]
Disclosure Of Financial Assets [Line Items]
Trade notes and accounts receivable	$ 28,583		$ 27,169